Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Expense [line items]
Impairment in certain software platforms, capital work-in-progress, property, plant and equipment and intangible assets	₨ 0	₨ 2,418	₨ 0
Contributions made to Covid - 19		₨ 991